January 30, 2018

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Advantage Large Cap Value Fund, BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Retirement Fund, each a series of BlackRock Large Cap Series Funds, Inc.

Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A

(Securities Act File No. 333-89389, Investment Company Act File No. 811-09637)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Large Cap Series Funds, Inc. (the “Registrant”), on behalf of its series BlackRock Advantage Large Cap Value Fund, BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Retirement Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 59 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds were filed electronically with the Securities and Exchange Commission on January 25, 2018.

Sincerely,

BlackRock Large Cap Series Funds, Inc.

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant